COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FINANCE LEASES

The Company has finance leases outstanding as of June 30, 2025 as follows:

Lease Date	Property Leased	Lease Term (months)	Commencement Date	Monthly Lease Payment(1)
9/2/2022	Vehicle	60	9/10/2022	$1,100
10/17/2022	Manufacturing equipment	36	10/17/2022	$5,500
1/24/2023	Manufacturing equipment	36	1/24/2023	$6,700
3/2/2023	Manufacturing equipment	36	3/2/2023	$1,000

(1)	Excludes sales tax and other fees.

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future Minimum Lease Payments as of March 31, 2026 are as follows:

	Operating Leases	Finance Leases
Fiscal years ending June 30,
2026 (remaining three months)	$228,000	$40,000
2027	433,000	54,000
2028	64,000	21,000
Total future minimum lease payments	725,000	115,000
Less: discount	(21,000)	(6,000)
Total lease liability	704,000	109,000
Less: leases payable, current portion	(621,000)	(87,000)
Leases payable, noncurrent portion	$83,000	$22,000

Future minimum lease payments as of June 30, 2025 are as follows:

	Operating Leases	Finance Leases
Years ending June 30,
2026	$910,000	$85,000
2027	433,000	15,000
2028	64,000	20,000
Total future minimum lease payments	1,407,000	120,000
Less: discount	(86,000)	(8,000)
Total lease liability	1,321,000	112,000
Less: leases payable, current portion	(815,000)	(80,000)
Leases payable, noncurrent portion	$506,000	$32,000